PREPAID LEASES	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Leases, Operating [Abstract]
Prepaid Leases [Text Block]

NOTE 7 — PREPAID LEASES

On April 1, 2011, General Fruit entered into lease contracts with a group of individual orchard owners, pursuant to which General Fruit was authorized to operate the orchards for 10 years starting January 1, 2011. The lease terms are effective from January 1, 2011 through December 31, 2020. The aggregate lease amount is approximately RMB98,553,600 ($16,123,369) and pursuant to the contract terms, as of September 30, 2012, the Company paid off the entire lease amount using cash generated from operations.
On December 30, 2012, January 1, 2013 and June 1, 2013, General Fruit entered into lease contracts with another group of individual orchard owners, pursuant to which General Fruit was authorized to operate the orchards for 10 years starting January 1, 2013. The lease terms are effective from January 1, 2013 through December 31, 2022. The aggregate lease amount is approximately RMB57,847,300 ($9,463,818) and pursuant to the contract terms, as of June 30, 2013, the Company paid off the entire lease amount using cash generated from operations.
On December 31, 2013, General Fruit entered into a lease contract with an orchard company, pursuant to which General Fruit was authorized to operate the orchard for 10 years starting January 1, 2014. The lease terms are effective from January 1, 2014 through December 31, 2023. The aggregate lease amount is approximately RMB24,840,000 ($4,063,824) and pursuant to the contract terms, as of December 31, 2013, the Company paid off the entire lease amount using cash generated from operations.
On March 26, 2014, General Fruit entered into a lease contract with Jinglin Agriculture Development Ltd. in Xingguo County. Pursuant to the contract, General Fruit was authorized to operate the orchard for 10 years starting January 1, 2014. The lease terms are effective from January 1, 2014 through December 31, 2023. The aggregate lease amount is approximately RMB27,360,000 ($4,440,528). As of March 31, 2014, the Company paid off the entire lease amount using cash generated from operations.
On September 3, 2014, General Fruit entered into another lease contract with Jinglin Agriculture Development Ltd. in Xingguo County. Pursuant to the contract, General Fruit was authorized to operate the orchard for 10 years starting January 1, 2015. The lease terms are effective from January 1, 2015 through December 31, 2024. The aggregate lease amount is approximately RMB23,750,000 ($3,857,000). As of December 31, 2014, the Company paid off the entire lease amount using cash generated from operations.
On December 18, 2014, General Fruit entered into a lease contract with an individual orchard owner, pursuant to which General Fruit was authorized to operate the orchards for 10 years starting January 1, 2015. The lease terms are effective from January 1, 2015 through December 31, 2024. The aggregate lease amount is approximately RMB24,200,000 ($3,942,180) and pursuant to the contract terms, as of December 31, 2014, the Company paid off the entire lease amount using cash generated from operations.
In February 2015, General Fruit entered into lease contracts with three individual orchard owners. Pursuant to the contract, General Fruit was authorized to operate the orchard for 10 years starting January 1, 2015. The lease terms are effective from January 1, 2015 through December 31, 2024. The aggregate lease amount is approximately RMB20,860,000 ($3,408,524). As of March 31, 2015, the Company paid off the entire lease amount using cash generated from operations.
These leases are accounted for as operating leases in accordance with ASC 840-20 and the aggregate lease amounts will be expensed each year on a straight-line basis over the lease terms. Lease expenses were approximately $1,134,788 and $846,594 for the three months ended June 30, 2015 and 2014, and $3,112,856 and $2,337,718 for the nine months ended June 30, 2015 and 2014 respectively.
Lease expense attributable to future periods is as follows:

Twelve months ending June 30:
2016	$4,524,572
2017	4,524,572
2018	4,524,572
2019	4,524,572
2020	4,524,572
Thereafter	11,319,859
$33,942,719

NOTE 7 — PREPAID LEASES — NAVEL ORANGE ORCHARDS

On April 1, 2011, General Fruit entered into lease contracts with a group of individual orchard owners, pursuant to which General Fruit was authorized to operate the orchards for 10 years starting January 1, 2011. The lease terms are effective from January 1, 2011 through December 31, 2020. The aggregate lease amount is approximately RMB 98,553,600 ($16,123,369) and pursuant to the contract terms, as of September 30, 2012, the Company paid off the entire lease amount using cash generated from operations.
On December 30, 2012, January 1, 2013 and June 1, 2013, General Fruit entered into additional lease contracts with another group of individual orchard owners, pursuant to which General Fruit was authorized to operate the orchards for 10 years starting January 1, 2013. The lease terms are effective from January 1, 2013 through December 31, 2022. The aggregate lease amount is approximately RMB 57,847,300 ($9,463,818) and pursuant to the contract terms, as of June 30, 2013, the Company paid off the entire lease amount using cash generated from operations.
On December 31, 2013, General Fruit entered into a lease contract with an orchard company, pursuant to which General Fruit was authorized to operate the orchard for 10 years starting January 1, 2014. The lease terms are effective from January 1, 2014 through December 31, 2023. The aggregate lease amount is approximately RMB 24,840,000 ($4,063,824) and pursuant to the contract terms, as of December 31, 2013, the Company paid off the entire lease amount using cash generated from operations.
On March 26, 2014, General Fruit entered into a lease contract with Jinglin Agriculture Development Ltd. in Xingguo County. Pursuant to the contract, General Fruit was authorized to operate the orchard for 10 years starting January 1, 2014. The lease terms are effective from January 1, 2014 through December 31, 2023. The aggregate lease amount is approximately RMB 27,360,000 ($4,440,528). As of March 31, 2014, the Company paid off the entire lease amount using cash generated from operations.
On September 3, 2014, General Fruit entered into another lease contract with Jinglin Agriculture Development Ltd. in Xingguo County. Pursuant to the contract, General Fruit was authorized to operate the orchard for 10 years starting January 1, 2015. The lease terms are effective from January 1, 2015 through December 31, 2024. The aggregate lease amount is approximately RMB23,750,000 ($3,857,000). As of September 30, 2014, the Company paid RMB9,500,000 ($1,542,800) of lease payment.
These leases are accounted for as operating leases in accordance with ASC 840-20 and the aggregate lease amounts will be expensed each year on a straight-line basis over the lease terms. Lease expenses were approximately $3,181,613 and $2,227,696 for the years ended September 30, 2014 and 2013 respectively.
Lease expense attributable to future periods is as follows:

Twelve months ended September 30:
2015	$3,181,613
2016	3,780,349
2017	3,780,349
2018	3,780,349
2019	3,780,349
Thereafter	8,838,297
$27,141,306